FAIR VALUE OF ASSETS AND LIABILITIES - Valuation techniques (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income approach
FAIR VALUE OF ASSETS AND LIABILITIES
Ratio between monthly gross income and real estate value	0.88%	0.82%
Direct capitalization | Capitalisation rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0813	0.0807
Discounted cash flow | Discount rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1227	0.1244
Discounted cash flow | Terminal rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0829	0.0825